SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Offsetting Assets [Line Items]
Options Outstanding, Number Outstanding	900,472	1,011,768	560,490,000	330,071,000
Options Weighted Average Remaining Contractual	8 years 14 days	7 years 4 months 2 days	6 years 6 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 19.21	$ 33.43	$ 71.56	$ 122.79
Options Outstanding, Intrinsic Value	$ 14	$ 4	$ 1
Options Exercisable, Number Outstanding	365,964,000	307,467
Options Exercisable, Weighted Average Exercise Price	$ 46.14	$ 105.69
Options Exercisable, Intrinsic Value	$ 4	$ 1
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Range, lower limit	$ 0.30	$ 0.30
Range, upper limit	$ 10.00	$ 10.00
Number Outstanding, Options Outstanding	734,033
Weighted Average Remaining Contractual, Options Outstanding	8 years 8 months 4 days
Weighted Average Exercise Price, Options Outstanding	$ 1.06
Number Outstanding, Options Exercisable	200,080
Options Weighted Average Remaining Contractual Term Exercisable	8 years 4 months 6 days	8 years 8 months 1 day
Weighted Average Exercise Price, Options Exercisable	$ 1.86
Options Outstanding, Number Outstanding		746,579
Options Weighted Average Remaining Contractual		9 years 4 months 28 days
Options Outstanding, Weighted Average Exercise Price		$ 1.10
Options Outstanding, Intrinsic Value		$ 1
Options Exercisable, Number Outstanding		68,655
Options Exercisable, Weighted Average Exercise Price		$ 2.62
Options Exercisable, Intrinsic Value
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Range, lower limit	10.01	$ 10.01
Range, upper limit	$ 100.00	$ 100.00
Number Outstanding, Options Outstanding	90,750
Weighted Average Remaining Contractual, Options Outstanding	6 years 5 months 23 days
Weighted Average Exercise Price, Options Outstanding	$ 29.01
Number Outstanding, Options Exercisable	90,195
Options Weighted Average Remaining Contractual Term Exercisable	6 years 5 months 19 days	7 years 1 month 28 days
Weighted Average Exercise Price, Options Exercisable	$ 29.12
Options Outstanding, Number Outstanding		102,951
Options Weighted Average Remaining Contractual		7 years 2 months 23 days
Options Outstanding, Weighted Average Exercise Price		$ 28.77
Options Outstanding, Intrinsic Value
Options Exercisable, Number Outstanding		76,574
Options Exercisable, Weighted Average Exercise Price		$ 29.67
Options Exercisable, Intrinsic Value
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Range, lower limit	100.01	$ 100.01
Range, upper limit	$ 200.00	$ 200.00
Number Outstanding, Options Outstanding	50,965
Weighted Average Remaining Contractual, Options Outstanding	3 years 8 months 23 days
Weighted Average Exercise Price, Options Outstanding	$ 162.16
Number Outstanding, Options Exercisable	50,965
Options Weighted Average Remaining Contractual Term Exercisable	3 years 8 months 23 days	2 years 9 months 3 days
Weighted Average Exercise Price, Options Exercisable	$ 162.16
Options Outstanding, Number Outstanding		92,847
Options Weighted Average Remaining Contractual		2 years 9 months 3 days
Options Outstanding, Weighted Average Exercise Price		$ 166.04
Options Outstanding, Intrinsic Value
Options Exercisable, Number Outstanding		92,847
Options Exercisable, Weighted Average Exercise Price		$ 166.04
Options Exercisable, Intrinsic Value
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Range, lower limit	200.01	$ 200.01
Range, upper limit	$ 277.50	$ 277.50
Number Outstanding, Options Outstanding	24,724
Weighted Average Remaining Contractual, Options Outstanding	2 years 5 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 227.40
Number Outstanding, Options Exercisable	24,724
Options Weighted Average Remaining Contractual Term Exercisable	2 years 5 months 19 days	1 year 6 months 29 days
Weighted Average Exercise Price, Options Exercisable	$ 227.40
Options Outstanding, Number Outstanding		69,391
Options Weighted Average Remaining Contractual		1 year 6 months 29 days
Options Outstanding, Weighted Average Exercise Price		$ 210.79
Options Outstanding, Intrinsic Value
Options Exercisable, Number Outstanding		69,391
Options Exercisable, Weighted Average Exercise Price		$ 210.79
Options Exercisable, Intrinsic Value